Exhibit 99.2

CARD SERIES SCHEDULE TO

MONTHLY NOTEHOLDERS’ STATEMENT

Date: 10/12/2016

CAPITAL ONE MULTI-ASSET EXECUTION TRUST, ASSET POOL 1

Monthly Period Ending: September 30, 2016

Reference is made to the Amended and Restated Series 2002-CC Supplement, dated as of October 9, 2002, as amended and restated as of March 17, 2016 (as amedended and restated, the “Series 2002-CC Supplement”), among Capital One Funding, LLC, a Virginia limited liability company (“Funding”), as Transferor, Capital One Bank (USA), National Association, a national banking association (the “Bank”), as Servicer, and The Bank of New York Mellon, as Trustee, and the Indenture dated as of October 9, 2002, as amended and restated as of January 13, 2006 and March 17, 2016 (as amended and restated, the “Indenture”), between Capital One Multi-asset Execution Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee.

The following computations are prepared with respect to the Transfer Date of October 14, 2016 and with respect to the performance of the Trust during the related Monthly Period from September 1, 2016 through September 30, 2016. Current Distribution Date is October 17, 2016.

Interest Period for all tranches generally includes the previous Distribution Date (or in the case of the initial Interest Payment Date, the Issuance Date) through the day preceding the current Distribution Date.

Interest on floating rate tranches is calculated on the basis of 360-day year and the actual number of days in the related interest Period. Interest on fixed rate tranches is calculated on the basis of a 360-day year and twelve 30-day months.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission (“SEC”).

Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007 and March 17, 2016.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

Amended and Restated Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, as amended and restated as of March 17, 2016, relating to the COMT Collateral Certificate.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

Transfer and Administration Agreement dated as of October 9, 2002.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to Transfer and Administration Agreement dated as of March 1, 2008.	Included in Exhibit 4.10 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Capital One Multi-asset Execution Trust Amended and Restated Trust Agreement dated as of October 9, 2002.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

Indenture dated as of October 9, 2002, as amended and restated as of January 13, 2006 and March 17, 2016.	Included in Exhibit 4.4 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

COMT Asset Pool 1 Supplement dated as of October 9, 2002.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on November 12, 2002.

First Amendment to COMT Asset Pool 1 Supplement dated as of March 1, 2008.	Included in Exhibit 4.8 to Funding’s Form 8-K filed with the SEC on March 4, 2008.

Card Series Indenture Supplement dated as of October 9, 2002, as amended and restated as of March 17, 2016.	Included in Exhibit 4.5 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

A. Interest to be paid on the corresponding Distribution Date:

	CUSIP Number	Interest Payment Date	Total Amount of Interest to be paid	Per $1000 of Outstanding Dollar Principal Amount
CLASS A (2007-1)	14041NDG3	17-Oct-16	319,044.44	0.5104711040
CLASS A (2007-2)	14041NDL2	17-Oct-16	375,996.44	0.5371377714
CLASS A (2007-5)	14041NDT5	17-Oct-16	300,949.33	0.5015822167
CLASS A (2007-7)	14041NDX6	17-Oct-16	4,791,666.67	4.7916666700
CLASS A (2007-A)	U13554AD9	17-Oct-16	866,666.67	4.3333333500
CLASS A (2013-3)	14041NEM9	17-Oct-16	600,000.00	0.8000000000
CLASS A (2014-1)	14041NEN7	17-Oct-16	2,183,136.94	2.2980388842
CLASS A (2014-2)	14041NEP2	17-Oct-16	1,102,500.00	1.0500000000
CLASS A (2014-3)	14041NER8	17-Oct-16	361,712.00	0.8038044444
CLASS A (2014-4)	14041NES6	17-Oct-16	432,314.67	0.7860266727
CLASS A (2014-5)	14041NET4	17-Oct-16	1,603,333.33	1.2333333308
CLASS A (2015-1 )	14041NEU1	17-Oct-16	1,447,916.67	1.1583333360
CLASS A (2015-2)	14041NEV9	17-Oct-16	1,126,666.67	1.7333333385
CLASS A (2015-3)	14041NEW7	17-Oct-16	349,172.44	0.8215822118
CLASS A (2015-4)	14041NEX5	17-Oct-16	630,208.33	2.2916666545
CLASS A (2015-5)	14041NEY3	17-Oct-16	933,333.33	1.3333333286
CLASS A (2015-6)	14041NEZ0	17-Oct-16	675,678.22	0.7949155529
CLASS A (2015-7)	14041NFA4	17-Oct-16	513,541.67	1.2083333412
CLASS A (2015-8)	14041NFB2	17-Oct-16	854,166.67	1.7083333400
CLASS A (2016-1)	14041NFC0	17-Oct-16	1,125,834.67	0.8660266692
CLASS A (2016-2)	14041NFD8	17-Oct-16	641,266.67	1.0260266720
CLASS A (2016-3)	14041NFE6	17-Oct-16	1,507,500.00	1.1166666667
CLASS A (2016-4)	14041NFF3	17-Oct-16	2,031,944.44	1.8472222182
CLASS A (2016-5)	14041NFG1	17-Oct-16	1,440,972.22	2.3055555520

Total Class A			26,215,522.49

CLASS B (2004-3)	14041NBL4	17-Oct-16	167,237.33	1.1149155333
CLASS B (2005-3)	14041NCG4	17-Oct-16	321,192.78	3.2119278000
CLASS B (2007-1)	14041NDH1	17-Oct-16	247,109.33	0.7060266571
CLASS B (2009-C)		17-Oct-16	1,655,649.61	1.1149155623

Total Class B			2,391,189.05

CLASS C (2007-1)	14041NDJ7	17-Oct-16	267,808.00	0.8926933333
CLASS C (2009-A)		17-Oct-16	2,593,057.60	1.4526933333

Total Class C			2,860,865.60

Total			31,467,577.14

B. Principal to be paid on the Distribution Date:

	CUSIP Number	Principal Payment Date	Total Amount of Principal to be paid	Per $1000 of Outstanding Dollar Principal Amount
NOTHING TO REPORT

C. Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

(as of the end of the related Monthly Period)

	Initial Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
CLASS A (2007-1)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
CLASS A (2007-2)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
CLASS A (2007-5)	600,000,000.00	600,000,000.00	600,000,000.00	600,000,000.00
CLASS A (2007-7)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00
CLASS A (2007-A)	200,000,000.00	200,000,000.00	200,000,000.00	200,000,000.00
CLASS A (2013-3)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
CLASS A (2014-1)	950,000,000.00	950,000,000.00	950,000,000.00	950,000,000.00
CLASS A (2014-2)	1,050,000,000.00	1,050,000,000.00	1,050,000,000.00	1,050,000,000.00
CLASS A (2014-3)	450,000,000.00	450,000,000.00	450,000,000.00	450,000,000.00
CLASS A (2014-4)	550,000,000.00	550,000,000.00	550,000,000.00	550,000,000.00
CLASS A (2014-5)	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00
CLASS A (2015-1 )	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00	1,250,000,000.00
CLASS A (2015-2)	650,000,000.00	650,000,000.00	650,000,000.00	650,000,000.00
CLASS A (2015-3)	425,000,000.00	425,000,000.00	425,000,000.00	425,000,000.00
CLASS A (2015-4)	275,000,000.00	275,000,000.00	275,000,000.00	275,000,000.00
CLASS A (2015-5)	700,000,000.00	700,000,000.00	700,000,000.00	700,000,000.00
CLASS A (2015-6)	850,000,000.00	850,000,000.00	850,000,000.00	850,000,000.00
CLASS A (2015-7)	425,000,000.00	425,000,000.00	425,000,000.00	425,000,000.00
CLASS A (2015-8)	500,000,000.00	500,000,000.00	500,000,000.00	500,000,000.00
CLASS A (2016-1)	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00	1,300,000,000.00
CLASS A (2016-2)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
CLASS A (2016-3)	1,350,000,000.00	1,350,000,000.00	1,350,000,000.00	1,350,000,000.00
CLASS A (2016-4)	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00	1,100,000,000.00
CLASS A (2016-5)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00

Total Class A	18,250,000,000.00	18,250,000,000.00	18,250,000,000.00	18,250,000,000.00

CLASS B (2004-3)	150,000,000.00	150,000,000.00	150,000,000.00	150,000,000.00
CLASS B (2005-3)	100,000,000.00	100,000,000.00	100,000,000.00	100,000,000.00
CLASS B (2007-1)	350,000,000.00	350,000,000.00	350,000,000.00	350,000,000.00
CLASS B (2009-C)	1,485,000,000.00	1,485,000,000.00	1,485,000,000.00	1,485,000,000.00

Total Class B	2,085,000,000.00	2,085,000,000.00	2,085,000,000.00	2,085,000,000.00

CLASS C (2007-1)	300,000,000.00	300,000,000.00	300,000,000.00	300,000,000.00
CLASS C (2009-A)	1,785,000,000.00	1,785,000,000.00	1,785,000,000.00	1,785,000,000.00

Total Class C	2,085,000,000.00	2,085,000,000.00	2,085,000,000.00	2,085,000,000.00

CLASS D (2002-1)		693,406,766.82	693,406,766.82	693,406,766.82

Total	22,420,000,000.00	23,113,406,766.82	23,113,406,766.82	23,113,406,766.82

D. Nominal Liquidation Amount for Tranches of Notes Outstanding:

(including all tranches issued as of the end of the Monthly Period, after taking into account all allocations expected to occur on the Distribution Date)

	End of Month Nominal Liquidation Amount	Increase due to accretions of Principal for Discount Notes	Withdrawal from Principal Funding sub-Account	Reimbursements of Nominal Liquidation Amount from Available Funds	Reductions due to reallocation of Card Series Principal Amounts	Reduction due to Investor Charge-offs	Reductions due to deposits into the Principal Funding sub-Account	Nominal Liquidation Amount as of the Distribution Date*
CLASS A (2007-1)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
CLASS A (2007-2)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
CLASS A (2007-5)	600,000,000.00	—	—	—	—	—	—	600,000,000.00
CLASS A (2007-7)	1,000,000,000.00	—	—	—	—	—	—	1,000,000,000.00
CLASS A (2007-A)	200,000,000.00	—	—	—	—	—	—	200,000,000.00
CLASS A (2013-3)	750,000,000.00	—	—	—	—	—	—	750,000,000.00
CLASS A (2014-1)	950,000,000.00	—	—	—	—	—	—	950,000,000.00
CLASS A (2014-2)	1,050,000,000.00	—	—	—	—	—	—	1,050,000,000.00
CLASS A (2014-3)	450,000,000.00	—	—	—	—	—	—	450,000,000.00
CLASS A (2014-4)	550,000,000.00	—	—	—	—	—	—	550,000,000.00
CLASS A (2014-5)	1,300,000,000.00	—	—	—	—	—	—	1,300,000,000.00
CLASS A (2015-1 )	1,250,000,000.00	—	—	—	—	—	—	1,250,000,000.00
CLASS A (2015-2)	650,000,000.00	—	—	—	—	—	—	650,000,000.00
CLASS A (2015-3)	425,000,000.00	—	—	—	—	—	—	425,000,000.00
CLASS A (2015-4)	275,000,000.00	—	—	—	—	—	—	275,000,000.00
CLASS A (2015-5)	700,000,000.00	—	—	—	—	—	—	700,000,000.00
CLASS A (2015-6)	850,000,000.00	—	—	—	—	—	—	850,000,000.00
CLASS A (2015-7)	425,000,000.00	—	—	—	—	—	—	425,000,000.00
CLASS A (2015-8)	500,000,000.00	—	—	—	—	—	—	500,000,000.00
CLASS A (2016-1)	1,300,000,000.00	—	—	—	—	—	—	1,300,000,000.00
CLASS A (2016-2)	625,000,000.00	—	—	—	—	—	—	625,000,000.00
CLASS A (2016-3)	1,350,000,000.00	—	—	—	—	—	—	1,350,000,000.00
CLASS A (2016-4)	1,100,000,000.00	—	—	—	—	—	—	1,100,000,000.00
CLASS A (2016-5)	625,000,000.00	—	—	—	—	—	—	625,000,000.00

Total Class A	18,250,000,000.00	—	—	—	—	—	—	18,250,000,000.00

CLASS B (2004-3)	150,000,000.00	—	—	—	—	—	—	150,000,000.00
CLASS B (2005-3)	100,000,000.00	—	—	—	—	—	—	100,000,000.00
CLASS B (2007-1)	350,000,000.00	—	—	—	—	—	—	350,000,000.00
CLASS B (2009-C)	1,485,000,000.00	—	—	—	—	—	—	1,485,000,000.00

Total Class B	2,085,000,000.00	—	—	—	—	—	—	2,085,000,000.00

CLASS C (2007-1)	300,000,000.00	—	—	—	—	—	—	300,000,000.00
CLASS C (2009-A)	1,785,000,000.00	—	—	—	—	—	—	1,785,000,000.00

Total Class C	2,085,000,000.00	—	—	—	—	—	—	2,085,000,000.00

Class D (2002-1)	693,406,766.82	—	—	—	—	—	—	693,406,766.82

Total	23,113,406,766.82	—	—	—	—	—	—	23,113,406,766.82

*	This report does not capture any new issuances or increases of notes occurring after the end of the Monthly Period. Additionally, the Class D balance reflects any reductions to maturities that will occur on the distribution date.

E. Targeted Deposits to Principal Funding sub-Accounts:

	Beginning Principal Funding sub-Account Balance	Targeted Deposit to Principal Funding sub-Account	Previous shortfalls of targeted deposits to the Principal Funding Sub-Account	Actual Deposit to Principal Funding sub- Account	Amounts withdrawn from the Principal Funding sub-Account for payment to noteholders	Ending Principal Funding sub-Account Balance	Principal Funding sub-Account Earnings
NOTHING TO REPORT

F. Targeted Deposits to Interest Funding sub-Accounts:

	Applicable Interest Rates	Beginning Interest Funding sub-Account Balance (1)	Targeted Deposit to Interest Funding sub-Account	Previous Shortfalls of targeted deposits to the Interest Funding sub-Account	Actual Deposit to Interest Funding sub-Account (2)	Amounts withdrawn from the Interest Funding sub-account for payment to Noteholder’s (3)	Ending Interest Funding sub-Account Balance (1)	Interest Funding sub-Account Earnings
CLASS A (2007-1)	0.574%	—	319,044.44	—	319,044.44	(319,044.44)	—	0.00
CLASS A (2007-2)	0.604%	—	375,996.44	—	375,996.44	(375,996.44)	—	0.00
CLASS A (2007-5)	0.564%	—	300,949.33	—	300,949.33	(300,949.33)	—	0.00
CLASS A (2007-7)	5.750%	—	4,791,666.67	—	4,791,666.67	(4,791,666.67)	—	0.00
CLASS A (2007-A)	5.200%	—	866,666.67	—	866,666.67	(866,666.67)	—	0.00
CLASS A (2013-3)	0.960%	—	600,000.00	—	600,000.00	(600,000.00)	—	0.00
CLASS A (2014-1)	0.880%	1,439,941.38	743,195.56	—	743,195.56	(2,183,136.94)	—	265.48
CLASS A (2014-2)	1.260%	—	1,102,500.00	—	1,102,500.00	(1,102,500.00)	—	0.00
CLASS A (2014-3)	0.904%	—	361,712.00	—	361,712.00	(361,712.00)	—	0.00
CLASS A (2014-4)	0.884%	—	432,314.67	—	432,314.67	(432,314.67)	—	0.00
CLASS A (2014-5)	1.480%	—	1,603,333.33	—	1,603,333.33	(1,603,333.33)	—	0.00
CLASS A (2015-1 )	1.390%	—	1,447,916.67	—	1,447,916.67	(1,447,916.67)	—	0.00
CLASS A (2015-2)	2.080%	—	1,126,666.67	—	1,126,666.67	(1,126,666.67)	—	0.00
CLASS A (2015-3)	0.924%	—	349,172.44	—	349,172.44	(349,172.44)	—	0.00
CLASS A (2015-4)	2.750%	—	630,208.33	—	630,208.33	(630,208.33)	—	0.00
CLASS A (2015-5)	1.600%	—	933,333.33	—	933,333.33	(933,333.33)	—	0.00
CLASS A (2015-6)	0.894%	—	675,678.22	—	675,678.22	(675,678.22)	—	0.00
CLASS A (2015-7)	1.450%	—	513,541.67	—	513,541.67	(513,541.67)	—	0.00
CLASS A (2015-8)	2.050%	—	854,166.67	—	854,166.67	(854,166.67)	—	0.00
CLASS A (2016-1)	0.974%	—	1,125,834.67	—	1,125,834.67	(1,125,834.67)	—	0.00
CLASS A (2016-2)	1.154%	—	641,266.67	—	641,266.67	(641,266.67)	—	0.00
CLASS A (2016-3)	1.340%	—	1,507,500.00	—	1,507,500.00	(1,507,500.00)	—	0.00
CLASS A (2016-4)	1.330%	—	2,031,944.44	—	2,031,944.44	(2,031,944.44)	—	0.00
CLASS A (2016-5)	1.660%	—	1,440,972.22	—	1,440,972.22	(1,440,972.22)	—	0.00

Total Class A		1,439,941.38	24,775,581.11	—	24,775,581.11	(26,215,522.49)	—	265.48

CLASS B (2004-3)	1.254%	—	167,237.33	—	167,237.33	(167,237.33)	—	0.00
CLASS B (2005-3)	1.230%	211,850.56	109,342.22	—	109,342.22	(321,192.78)	—	39.05
CLASS B (2007-1)	0.794%	—	247,109.33	—	247,109.33	(247,109.33)	—	0.00
CLASS B (2009-C)	—	—	1,655,649.61	—	1,655,649.61	(1,655,649.61)	—	0.00

Total Class B		211,850.56	2,179,338.49	—	2,179,338.49	(2,391,189.05)	—	39.05

CLASS C (2007-1)	1.004%	—	267,808.00	—	267,808.00	(267,808.00)	—	0.00
CLASS C (2009-A)	—	—	2,593,057.60	—	2,593,057.60	(2,593,057.60)	—	0.00

Total Class C		—	2,860,865.60	—	2,860,865.60	(2,860,865.60)	—	0.00
Total		1,651,791.94	29,815,785.20	—	29,815,785.20	(31,467,577.14)	—	304.53

G. Class C Reserve sub-Accounts:

	Beginning Class C Reserve sub-Account Balance	Targeted Deposit to Class C Reserve sub-Account	Actual Deposit to Class C Reserve sub-Account	Withdrawals from Class C Reserve sub-Account Balance	Ending Class C Reserve sub-Account Balance	Class C Reserve sub-Account Earnings
NOTHING TO REPORT

H. Targeted Deposits to Class D Reserve sub-Accounts:

(Beginning Class D Reserve sub-Account Balance includes Class D Reserve sub-Account Earnings and deposits related to any new issuances)

	Beginning Class D Reserve sub-Account Balance	Targeted Deposit to Class D Reserve sub-Account	Actual Deposit to Class D Reserve sub-Account	Withdrawals from Class D Reserve sub-Account Balance	Ending Class D Reserve sub-Account Balance	Class D Reserve sub-Account Earnings
NOTHING TO REPORT

I. Targeted Deposits to Accumulation Reserve sub-Accounts:

	Beginning Accumulation Reserve sub-Account Balance	Targeted Deposit to Accumulation Reserve sub-Account	Actual Deposit to Accumulation Reserve sub-Account	Withdrawals from Accumulation Reserve Account for Interest	Withdrawals from Accumulation Reserve Account for Payments to Issuer	Ending Accumulation Reserve Balance sub-Account	Accumulation Reserve sub-Account Earnings
NOTHING TO REPORT

J. Class A Usage of Class B, C and D Subordination Amounts:

	Class A Usage of Class B Subordination Amount for this Monthly Period	Class A Usage of Class C Subordination Amount for this Monthly Period	Class A Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordination Amount	Cumulative Class A Usage of Class C Subordination Amount	Cumulative Class A Usage of Class D Subordination Amount
NOTHING TO REPORT

K. Class B Usage of Class C and D Subordination Amounts:

	Class B Usage of Class C Subordination Amount for this Monthly Period	Class B Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordination Amount	Cumulative Class B Usage of Class D Subordination Amount
NOTHING TO REPORT

L. Class C Usage of Class D Subordination Amounts:

	Class C Usage of Class D Subordination Amount for this Monthly Period	Cumulative Class C Usage of Class D Subordination Amount
NOTHING TO REPORT

M. Required and Available Subordination Amount to Class A, B and C Notes:

(as of Determination Date, after taking into account all maturities expected to occur on the Distribution Date)

	Required Subordination Amount from Class B Notes	Available Subordination Amount from Class B Notes	Required Subordination Amount from Class C Notes	Available Subordination Amount from Class C Notes	Required Subordination Amount from Class D Notes	Available Subordination Amount from Class D Notes
CLASS A (2007-1)	71,203,125.00	71,203,125.00	71,203,125.00	71,203,125.00	23,734,375.00	23,734,375.00
CLASS A (2007-2)	79,747,500.00	79,747,500.00	79,747,500.00	79,747,500.00	26,582,500.00	26,582,500.00
CLASS A (2007-5)	68,355,000.00	68,355,000.00	68,355,000.00	68,355,000.00	22,785,000.00	22,785,000.00
CLASS A (2007-7)	113,925,000.00	113,925,000.00	113,925,000.00	113,925,000.00	37,975,000.00	37,975,000.00
CLASS A (2007-A)	22,785,000.00	22,785,000.00	22,785,000.00	22,785,000.00	7,595,000.00	7,595,000.00
CLASS A (2013-3)	85,443,750.00	85,443,750.00	85,443,750.00	85,443,750.00	28,481,250.00	28,481,250.00
CLASS A (2014-1)	108,228,750.00	108,228,750.00	108,228,750.00	108,228,750.00	36,076,250.00	36,076,250.00
CLASS A (2014-2)	119,621,250.00	119,621,250.00	119,621,250.00	119,621,250.00	39,873,750.00	39,873,750.00
CLASS A (2014-3)	51,266,250.00	51,266,250.00	51,266,250.00	51,266,250.00	17,088,750.00	17,088,750.00
CLASS A (2014-4)	62,658,750.00	62,658,750.00	62,658,750.00	62,658,750.00	20,886,250.00	20,886,250.00
CLASS A (2014-5)	148,102,500.00	148,102,500.00	148,102,500.00	148,102,500.00	49,367,500.00	49,367,500.00
CLASS A (2015-1 )	142,406,250.00	142,406,250.00	142,406,250.00	142,406,250.00	47,468,750.00	47,468,750.00
CLASS A (2015-2)	74,051,250.00	74,051,250.00	74,051,250.00	74,051,250.00	24,683,750.00	24,683,750.00
CLASS A (2015-3)	48,418,125.00	48,418,125.00	48,418,125.00	48,418,125.00	16,139,375.00	16,139,375.00
CLASS A (2015-4)	31,329,375.00	31,329,375.00	31,329,375.00	31,329,375.00	10,443,125.00	10,443,125.00
CLASS A (2015-5)	79,747,500.00	79,747,500.00	79,747,500.00	79,747,500.00	26,582,500.00	26,582,500.00
CLASS A (2015-6)	96,836,250.00	96,836,250.00	96,836,250.00	96,836,250.00	32,278,750.00	32,278,750.00
CLASS A (2015-7)	48,418,125.00	48,418,125.00	48,418,125.00	48,418,125.00	16,139,375.00	16,139,375.00
CLASS A (2015-8)	56,962,500.00	56,962,500.00	56,962,500.00	56,962,500.00	18,987,500.00	18,987,500.00
CLASS A (2016-1)	148,102,500.00	148,102,500.00	148,102,500.00	148,102,500.00	49,367,500.00	49,367,500.00
CLASS A (2016-2)	71,203,125.00	71,203,125.00	71,203,125.00	71,203,125.00	23,734,375.00	23,734,375.00
CLASS A (2016-3)	153,798,750.00	153,798,750.00	153,798,750.00	153,798,750.00	51,266,250.00	51,266,250.00
CLASS A (2016-4)	125,317,500.00	125,317,500.00	125,317,500.00	125,317,500.00	41,772,500.00	41,772,500.00
CLASS A (2016-5)	71,203,125.00	71,203,125.00	71,203,125.00	71,203,125.00	23,734,375.00	23,734,375.00

Total Class A	2,079,131,250.00	2,079,131,250.00	2,079,131,250.00	2,079,131,250.00	693,043,750.00	693,043,750.00
CLASS B (2004-3)			149,620,968.68	149,620,968.68	49,873,656.23	49,873,656.23
CLASS B (2005-3)			99,747,312.45	99,747,312.45	33,249,104.15	33,249,104.15
CLASS B (2007-1)			349,115,593.59	349,115,593.59	116,371,864.53	116,371,864.53
CLASS B (2009-C)			1,481,247,589.94	1,481,247,589.94	493,749,196.65	493,749,196.65

Total Class B			2,079,731,464.66	2,079,731,464.66	693,243,821.56	693,243,821.56
CLASS C (2007-1)					99,770,757.82	99,770,757.82
CLASS C (2009-A)					593,636,009.00	593,636,009.00

Total Class C					693,406,766.82	693,406,766.82

N. Early Redemption Event

Current Month Excess Spread Amount	$291,559,895.57

Prior Month Excess Spread Amount	$298,408,838.68

Two Months Prior Excess Spread Amount	$283,235,757.15

Three Month Average Excess Spread Amount	$291,068,163.80

Is the average of the Excess Spread Amount for preceding three months greater than $0?	YES

O. Repurchase Demand Activity (Rule 15Ga-1)

Nothing to Report

Most Recent Form ABS - 15G

Filed by: Capital One Funding, LLC

CIK#: 0001162387

Date: February 12, 2016

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of October, 2016.

Capital One Bank (USA), National Association
as Administrator

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Authorized Officer
Date:	10/12/2016

Signature page to CARD SERIES SCHEDULE TO MONTHLY NOTEHOLDERS’ STATEMENT